Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax expense (benefit) on operations	$ 256	$ (59)	$ (74)
Federal income tax expense on realized capital gains (losses)	100	23	154
Total federal income tax expense (benefit)	$ 356	$ (36)	$ 80